Premises and Equipment (Premises and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 18,382	$ 15,752
Less: accumulated depreciation	(9,495)	(8,895)
Premises and equipment, net	8,887	6,857
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	1,126	1,126
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	11,358	9,460
Furniture, Computer Software and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 5,898	$ 5,166